INCOME TAX (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ 15,754	$ (81)
Business combinations	(1,504)	(1,046)
Changes recognized in profit or Loss	8,168	12,603
Changes recognized in equity	618	4,278
Balance of deferred tax asset (liability)	23,036	15,754
Intangible Assets and R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(17,035)	(17,090)
Business combinations	(1,962)	(4,409)
Changes recognized in profit or Loss	13,310	4,626
Changes recognized in equity	100	(162)
Balance of deferred tax asset (liability)	(5,587)	(17,035)
Employees Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	9,239	3,684
Business combinations		85
Changes recognized in profit or Loss	3,861	1,190
Changes recognized in equity	(1,026)	4,280
Balance of deferred tax asset (liability)	12,074	9,239
Carryforward Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	14,145	8,435
Business combinations	458	2,330
Changes recognized in profit or Loss	(4,714)	3,380
Changes recognized in equity	(54)	0
Balance of deferred tax asset (liability)	9,835	14,145
Accrued Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	4,456	2,483
Business combinations		250
Changes recognized in profit or Loss	(3,117)	1,723
Changes recognized in equity	1,600	0
Balance of deferred tax asset (liability)	2,939	4,456
Doubtful Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	3,724	4,908
Business combinations		168
Changes recognized in profit or Loss	(623)	(1,352)
Changes recognized in equity	(2)	0
Balance of deferred tax asset (liability)	3,099	3,724
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,225	(2,501)
Business combinations		530
Changes recognized in profit or Loss	(549)	3,036
Changes recognized in equity		160
Balance of deferred tax asset (liability)	$ 676	$ 1,225